VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

(“Fund”)

Supplement dated May 29, 2015

to the Fund’s Class P and Class SMA Prospectus

each dated July 31, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

On May 21, 2015, the Fund’s Board of Trustees (“Board”) approved revisions to the Fund’s principal investment strategies with respect to investment in high-yield debt instruments as previously disclosed in a supplement to the Fund’s Prospectuses dated March 23, 2015 and is superseded by this supplement. In addition, the Fund’s Board also approved revisions to the Fund’s principal investment strategies allowing the Fund to invest 5% or more in real estate securities including real estate investment trusts effective May 21, 2015. Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The following paragraphs are added to the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

The Fund may also invest up to 10% of its assets in high-yield (high risk) debt instruments, commonly referred to as “junk bonds.” High-yield debt instruments are debt securities that, at the time of purchase, are not investment-grade fixed-income securities as defined above. The high yield bonds purchased by the Fund will be rated at least B- by Standard & Poor’s Ratings Services, or B-3 by Moody’s Investors Service, Inc., or B- by Fitch Ratings, have an equivalent rating by a nationally recognized statistical organization, or are determined by the Sub-Adviser to be of comparable quality if unrated.

The Fund may invest in real estate securities including real estate investment trusts.

2.	The following risks are added to the section entitled “Principal Risks” of the Fund’s Prospectuses:

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.